DEBT (Details) - USD ($)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Long-term loans		$ 820,761
Less: current portion		287,986	$ 814,116
Long term portion		532,775
Wenzhou Bank | Debt instrument dated on November 24, 2016 to November 24, 2017
Debt Instrument [Line Items]
Long-term loans		$ 100,795
Debt Instrument, Interest Rate During Period		6.35%
Wenzhou Bank | Debt instrument dated on November 9, 2015 to November 9, 2016
Debt Instrument [Line Items]
Less: current portion			$ 107,830
Debt Instrument, Interest Rate During Period			9.00%
Wenzhou Bank | Debt instrument dated on November 26, 2015 to November 26, 2016
Debt Instrument [Line Items]
Less: current portion			$ 73,170
Debt Instrument, Interest Rate During Period			3.92%
Bank Of China Longwan Branch | Debt instrument dated on April 13, 2016 to April 14, 2019
Debt Instrument [Line Items]
Long-term loans		$ 290,866
Debt Instrument, Interest Rate During Period		5.70%
Bank Of China Longwan Branch | Debt instrument dated on June 8, 2016 to April 14, 2019
Debt Instrument [Line Items]
Long-term loans		$ 285,107
Debt Instrument, Interest Rate During Period		5.70%
Bank Of China Longwan Branch | Debt instrument dated on April 21, 2015 to April 20, 2016
Debt Instrument [Line Items]
Less: current portion			$ 223,362
Debt Instrument, Interest Rate During Period			6.69%
Bank Of China Longwan Branch | Debt instrument dated on April 21, 2015 to April 20, 2016, Two
Debt Instrument [Line Items]
Less: current portion			$ 97,047
Debt Instrument, Interest Rate During Period			6.96%
Bank Of China Longwan Branch | Debt instrument dated on June 8, 2015 to June 1, 2016
Debt Instrument [Line Items]
Less: current portion			$ 312,707
Debt Instrument, Interest Rate During Period			6.12%
Party A Loan | Debt instrument dated on October 25, 2016 to October 25, 2017
Debt Instrument [Line Items]
Long-term loans	[1]	$ 143,993
Debt Instrument, Interest Rate During Period	[1]	4.35%

[1]	Party A is an unrelated party